Employee Retirement Plans Level 3 Rollforward (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 25, 2010
Total gain or loss (realized/unrealized):
Fair value of assets at end of year	$ 3,141.5	$ 3,120.8
Significant observable inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Prior year fair value of assets	217.4	218.4
Total gain or loss (realized/unrealized):
Realized loss	(7.5)	(0.7)
Unrealized gain (loss) included in AOCI	(7.2)	18.5
Purchases, issuances, settlements	138.7	(9.8)
Transfers in/(out) of Level 3	(4.1)	(2.4)
Foreign exchange translation gain	(2.4)	(6.6)
Fair value of assets at end of year	334.9	217.4
Significant observable inputs (Level 3) [Member] | Canada Defined Benefit Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Prior year fair value of assets	5.6	7.0
Total gain or loss (realized/unrealized):
Realized loss	0	0
Unrealized gain (loss) included in AOCI	(0.2)	(0.3)
Purchases, issuances, settlements	(2.4)	(1.4)
Transfers in/(out) of Level 3	0	0
Foreign exchange translation gain	0	0.3
Fair value of assets at end of year	3.0	5.6
Significant observable inputs (Level 3) [Member] | U K Defined Benefit Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Prior year fair value of assets	211.8	211.4
Total gain or loss (realized/unrealized):
Realized loss	(7.5)	(0.7)
Unrealized gain (loss) included in AOCI	(7.0)	18.8
Purchases, issuances, settlements	141.1	(8.4)
Transfers in/(out) of Level 3	(4.1)	(2.4)
Foreign exchange translation gain	(2.4)	(6.9)
Fair value of assets at end of year	$ 331.9	$ 211.8